Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations	₩ 5,299,428	₩ 5,349,248	₩ 5,747,195
Interest paid	(402,713)	(394,162)	(361,741)
Interest received	360,730	385,672	360,614
Dividends received	81,053	75,613	60,987
Income tax paid	(396,765)	(350,575)	(303,766)
Net cash inflow from operating activities	4,941,733	5,065,796	5,503,289
Cash flows from investing activities
Collection of loans	33,406	34,510	53,885
Loans granted	(52,837)	(30,099)	(37,771)
Disposal of financial assets at fair value through profit or loss	96,309	122,497	90,487
Disposal of financial assets at amortized cost	894,655	1,633,074	1,543,663
Disposal of financial assets at fair value through other comprehensive income	3,343	37,134	306
Disposal of investments in associates and joint ventures	13,480	21,981	6,890
Acquisition of investments in associates and joint ventures	(21,209)	(49,399)	(106,389)
Disposal of property and equipment, and investment properties	57,893	103,295	100,348
Acquisition of property and equipment, and investment properties	(3,596,545)	(2,909,481)	(3,692,972)
Acquisition of financial assets at fair value through profit or loss	(66,948)	(172,476)	(220,989)
Acquisition of financial assets at amortized cost	(1,523,495)	(1,187,651)	(1,875,525)
Acquisition of financial assets at fair value through other comprehensive income	(100,145)	(400)	(10,267)
Disposal of intangible assets	5,924	6,955	7,078
Disposal of right-of-use assets	736	186	529
Settlement of derivative assets and liabilities	4,256	0	4,888
Acquisition of intangible assets	(444,214)	(438,653)	(478,685)
Acquisition of right-of-use assets	(203)	(16,447)	(1,065)
Acquisition of businesses	(3)	(10,310)	(51,561)
Disposal of businesses	177,286	9,847	46,642
Net cash outflow from investing activities	(4,518,311)	(2,845,437)	(4,620,508)
Cash flows from financing activities
Proceeds from borrowings and debentures	5,749,966	4,597,704	5,381,231
Repayments of borrowings and debentures	(5,323,810)	(4,732,931)	(5,275,113)
Settlement of derivative assets and liabilities, net	136,490	81,443	48,183
Cash inflow from issuance of shares to NCI	19,220	812	632,776
Cash outflow from issuance of shares to NCI	(3,766)	(32,124)	(7,988)
Cash inflow from other financing activities	36,994	10,442	2,082
Dividends paid to shareholders	(577,806)	(872,350)	(526,826)
Acquisition of treasury stock	(250,000)	(27,100)	(300,086)
Cash outflow from other financing activities	(749)	(922)	0
Cash outflow under derivatives contracts	(6,036)	(855)	0
Repayment of leases liabilities	(411,959)	(414,172)	(407,051)
Net cash outflow from financing activities	(631,456)	(1,390,053)	(452,792)
Effect of exchange rate change on cash and cash equivalents	(1,675)	6,820	503
Net increase (decrease) in cash and cash equivalents	(209,709)	837,126	430,492
Cash and cash equivalents at beginning of year	3,716,680	2,879,554	2,449,062
Cash and cash equivalents at end of the year	₩ 3,506,971	₩ 3,716,680	₩ 2,879,554